Earnings per CPO/Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per CPO/Share
Summary of weighted average for basic earnings per CPO/Share of outstanding total shares, CPOs and Series "A," Series "B," Series "D," and Series "L" Shares (not in the form of CPO units)

For the years ended December 31, 2022 and 2021, the weighted average for basic earnings per CPO/Share of outstanding total shares, CPOs and Series “A,” Series “B,” Series “D,” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2022	2021
Total Shares	331,143,326	327,524,800
CPOs	2,353,417	2,326,366
Shares not in the form of CPO units:
Series “A” Shares	55,792,921	55,339,297
Series “B” Shares	187	187
Series “D” Shares	239	239
Series “L” Shares	239	239

Summary of basic earnings (loss) per CPO and per each Series "A," Series "B," Series "D," and Series "L" Share (not in the form of a CPO unit) attributable to stockholders of the company

	2022				2021				2020
			Per				Per				Per
	Per CPO		Share (*)		Per CPO		Share (*)		Per CPO		Share (*)
Continuing operations	Ps.	(4.06)	Ps.	(0.03)	Ps.	(0.16)	Ps.	0.00	Ps.	(2.34)	Ps.	(0.02)
Discontinued operations		19.86		0.17		2.33		0.02		1.90		0.02
Basic earnings (loss) per CPO/Share attributable to stockholders of the Company	Ps.	15.80	Ps.	0.14	Ps.	2.17	Ps.	0.02	Ps.	(0.44)	Ps.	0.00

(*) Series “A,” “B,” “D,” and “L” Shares not in the form of CPO units.

Summary of weighted average for diluted earnings per CPO/Share of outstanding total shares, CPOs and Series "A," Series "B," Series "D," and Series "L" Shares

	2022	2021
Total Shares	351,466,191	352,134,036
CPOs	2,480,187	2,485,895
Shares not in the form of CPO units:
Series “A” Shares	58,926,613	58,926,613
Series “B” Shares	2,357,208	2,357,208
Series “D” Shares	239	239
Series “L” Shares	239	239

Summary of diluted earnings (loss) per CPO and per each Series "A," Series "B," Series "D," and Series "L" Share (not in the form of a CPO unit) attributable to stockholders of the company

	2022				2021				2020
			Per				Per				Per
	Per CPO		Share (*)		Per CPO		Share (*)		Per CPO		Share (*)
Continuing operations	Ps.	(4.06)	Ps.	(0.03)	Ps.	(0.16)	Ps.	0.00	Ps.	(2.34)	Ps.	(0.02)
Discontinued operations		19.86		0.17		2.33		0.02		1.90		0.02
Diluted earnings (loss) per CPO/Share attributable to stockholders of the Company	Ps.	15.80	Ps.	0.14	Ps.	2.17	Ps.	0.02	Ps.	(0.44)	Ps.	0.00

(*) Series “A,” “B,” “D,” and “L” Shares not in the form of CPO units.